Summary of Impact of Restatement on Previously Reported Consolidated Balance Sheet (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total current assets	R$ 22,835,476		R$ 23,497,727		R$ 26,211,728	R$ 37,645,377
Accounts receivable	7,282,232		7,367,442		7,891,078	8,009,805
Other taxes	836,434		1,081,587		978,247	723,990
Other assets	1,012,530		780,627		1,083,768	28,911,582
Total non-current assets	46,985,723		47,489,041		47,835,126	56,899,850
Judicial Deposits	7,621,460		8,289,762		8,387,974	8,953,144
Other assets	755,026		282,687		176,989	47,946,706
Total assets	69,821,199		70,986,768		74,046,854	94,545,227
Total current liabilities	9,665,421		9,830,504		9,444,033	26,141,548
Trade payables						5,253,383
Provision for contingencies	695,998					1,339,921
Other liabilities	460,125		469,214		527,144	19,548,244
Total non-current liabilities	28,585,591		5,701,097		6,205,991	57,386,373
Provision for contingencies	4,792,004		1,368,435		1,129,074	3,717,216
Other liabilities	795,784		583,186		876,316	53,669,157
Shareholders' equity	31,570,187	R$ (9,028,949)	(9,684,061)	R$ (6,615,294)	(5,349,294)	11,017,306	R$ 27,153,077
Total liabilities and shareholders' deficit	R$ 69,821,199		R$ 70,986,768		R$ 74,046,854	94,545,227
Scenario, Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total current assets						38,214,287
Accounts receivable						8,379,719
Other taxes						922,986
Other assets						28,911,582
Total non-current assets						61,120,312
Judicial Deposits						13,119,130
Other assets						48,001,182
Total assets						99,334,599
Total current liabilities						25,605,031
Trade payables						5,035,793
Provision for contingencies						1,020,994
Other liabilities						19,548,244
Total non-current liabilities						57,083,129
Provision for contingencies						3,413,972
Other liabilities						53,669,157
Shareholders' equity						16,646,439
Total liabilities and shareholders' deficit						99,334,599
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total current assets						(568,910)
Accounts receivable						(369,914)
Other taxes						(198,996)
Total non-current assets						(4,220,462)
Judicial Deposits						(4,165,986)
Other assets						(54,476)
Total assets						(4,789,372)
Total current liabilities						536,517
Trade payables						217,590
Provision for contingencies						318,927
Total non-current liabilities						303,244
Provision for contingencies						303,244
Shareholders' equity						(5,629,133)
Total liabilities and shareholders' deficit						R$ (4,789,372)